RECENTLY ISSUED ACCOUNTING STANDARDS	6 Months Ended
Jun. 30, 2024
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS Recently issued accounting pronouncements are not expected to materially impact the Company.